Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to Hedgepath LLC		$ 366,130
Hedgepath LLC [Member]
Related Party Transaction [Line Items]
Due to Hedgepath LLC	$ 273,638	$ 366,130
Amount exchanged for preferred stock, common stock and common stock warrants	$ 639,768